Contract liability - Disclosure of Expected Revenue Recognition Analysis for Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	SFr 35,237	SFr 45,887
Expected revenue recognition in year one after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	28,312	42,948
Expected revenue recognition in year two after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	5,798	2,939
Expected revenue recognition in year three after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	1,127	0
Expected revenue recognition in year four after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	0	0
Expected revenue recognition in year five and later after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	SFr 0	SFr 0